Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Central Index Key	0001165382
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 30, 2015
Prospectus Date	Oct. 30, 2015
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Prospectus:
Trading Symbol	avixx
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Prospectus:
Trading Symbol	aisxx